Patents	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Patents
6.	PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2013
Patents	$283,504	$133,479	$150,025

As at December 31, 2012
Patents	$222,574	$105,728	$116,846

The Company purchased patents totaling $61,020 during 2013 (2012 – $22,676) and recorded amortization expense of $27,798 (2012 – $24,794). During 2013, the Company disposed of patents with a cost and accumulated amortization totaling $90 and $47, respectively.

The estimated future amortization expense of patents as of December 31, 2013 is as follows:

Year ending December 31:	Amount
2014	$31,662
2015	31,274
2016	24,106
2017	13,499
2018	9,026

$109,567